Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The Company has determined that its key management personnel consist of the Company’s officers and directors.

	December 31, 2020	December 31, 2019
Accounting fees (included in professional)	$15,225	$75,923
Consulting fees	-	90,436
	$15,225	$166,359